LOANS AND CAPITAL LEASES (Schedule of Loans and Capital Leases) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and capital leases [abstract]
Total loans and capital leases	[1]	$ 1,278	$ 1,984
Less current maturities		562	614
Long term loans and capital leases		$ 716	$ 1,370

[1]	Capital leases balance was $138 thousands and $274 thousands, as of December 31, 2018 and 2017, respectively.